Stockholders’ Equity/(Deficit) - Schedule of Outstanding Prepaid Warrants and Common Warrants (Details) - shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Prepaid Warrants
Class of Warrant or Right [Line Items]
Exercise of Warrants in Exchange for Common Stock	(153,338)
Warrants Issued with Series B Preferred Stock	16,393
Ending balance	5,000
Common Warrants
Class of Warrant or Right [Line Items]
Beginning balance	19,110
Exercise of Warrants in Exchange for Common Stock	(5,000)
Warrants Issued with Series B Preferred Stock
Ending balance
Common Stock [Member] | Prepaid Warrants
Class of Warrant or Right [Line Items]
Exercise of Warrants in Exchange for Common Stock	(153,599)
Common Stock [Member] | Common Warrants
Class of Warrant or Right [Line Items]
Exercise of Warrants in Exchange for Common Stock	(19,110)
Series B Preferred Stock [Member] | Prepaid Warrants
Class of Warrant or Right [Line Items]
Exercise of Warrants in Exchange for Series B Preferred Stock	(51,393)
Series B Preferred Stock [Member] | Common Warrants
Class of Warrant or Right [Line Items]
Exercise of Warrants in Exchange for Series B Preferred Stock